SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details) - Schedule of disaggregation of revenue - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Type of Revenue
Revenues	$ 614,026	$ 88,132	$ 1,969,598	$ 313,583	$ 320,383	$ 190,029
Timing of Revenue
Timing of revenue	614,026	88,132	1,969,598	313,583	320,383	190,029
Product [Member]
Type of Revenue
Revenues	245,075	61,182	1,043,585	212,905	212,905	125,664
Service [Member]
Type of Revenue
Revenues	16,410	26,950	53,500	100,459	107,478	64,365
Transferred at Point in Time [Member]
Timing of Revenue
Timing of revenue	331,528	79,166	1,170,409	281,333	281,333	147,863
Transferred over Time [Member]
Timing of Revenue
Timing of revenue	$ 282,498	$ 8,966	$ 799,189	$ 32,250	$ 39,050	$ 42,166